Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 63,903	$ 55,924	$ 50,138
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,592	14,309	13,299
Bad debt expense	554	173	0
Share-based compensation expenses	1,929	1,840	1,936
Loss (gain) on disposals of property and equipment	(2)	88	36
Gain on disposals of equity method investment	0	(54)	0
Gain on disposals of investment securities, net	(10,502)	0	0
Loss (gain) on disposals of marketable securities, net	31	8	(648)
Interest income from amortization of discount on investment in corporate bonds	0	0	(101)
Impairment loss on investment	309	0	1,299
Equity in losses of equity method investees	80	122	128
Valuation gain on financial instruments	(1,255)	(160)	(28)
Issuance of new shares by subsidiary for royalties	0	49	0
Deferred income tax expense	3,816	7,409	8,851
Inventories write downs	8,198	10,759	12,418
Changes in operating assets and liabilities:
Accounts receivable	(19,211)	(65,106)	(34,467)
Accounts receivable from related parties	0	73,267	6,591
Inventories	3,096	(71,488)	(16,104)
Prepaid expenses and other current assets	1,053	(1,857)	1,421
Accounts payable	28,038	15,744	1,192
Income taxes payable	2,357	7,055	6,711
Other accrued expenses and other current liabilities	(3,262)	2,812	(172)
Other liabilities	(5)	229	(333)
Net cash provided by operating activities	93,719	51,123	52,167
Cash flows from investing activities:
Purchases of property and equipment	(10,931)	(18,412)	(6,560)
Proceeds from disposals of property and equipment	1	0	1
Purchases of available-for-sale marketable securities	(23,766)	(22,410)	(19,609)
Proceeds from disposals of available-for-sale marketable securities	22,021	21,792	25,043
Purchases of investment securities	0	(9,189)	(3)
Proceeds from disposals of investment securities	19,691	0	0
Proceeds from capital reduction of investments	1,168	0	0
Repayments of refundable deposits, net	(237)	(541)	(106)
Releases (pledges) of restricted cash, cash equivalents and marketable securities	2,697	(1,761)	(7)
Cash increase (decrease) resulting from change in consolidated entity	0	(4)	546
Net cash provided by (used in) investing activities	10,644	(30,525)	(695)
Cash flows from financing activities:
Payments of cash dividends	(46,042)	(42,394)	(10,680)
Excess tax benefits from share-based compensation	1,232	1,271	0
Proceeds from disposals of subsidiary shares to noncontrolling interests by Himax Technologies Limited	83	0	97
Proceeds from disposals of subsidiary shares to noncontrolling interests by Himax Imaging, Inc.	38	64	436
Purchases of subsidiary shares from noncontrolling interests	(1,515)	(896)	(14)
Releases (pledges) of restricted cash, cash equivalents and marketable securities (for borrowing of short-term debt)	(24,500)	(32,500)	11,200
Proceeds from issuances of new shares by subsidiaries	0	9,852	116
Payments to repurchase ordinary shares	0	0	(8,886)
Proceeds from short-term debt	417,500	352,320	304,000
Repayments of short-term debt	(393,000)	(319,820)	(315,200)
Net cash used in financing activities	(46,204)	(32,103)	(18,931)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(13)	88	32
Net increase (decrease) in cash and cash equivalents	58,146	(11,417)	32,573
Cash and cash equivalents at beginning of year	127,320	138,737	106,164
Cash and cash equivalents at end of year	185,466	127,320	138,737
Supplemental disclosures of cash flow information:
Interest	592	401	352
Income taxes	13,311	3,272	456
Supplemental disclosures of non-cash investing activities:
Issuance of ordinary shares by Himax Display, Inc. to acquire the net assets of Spatial Photonics, Inc.	$ 0	$ 0	$ 270